Subsequent events	12 Months Ended
Dec. 31, 2013
Subsequent events [Abstract]
Subsequent events

Note 22 - Subsequent events:

On February 10, 2014 the Company entered into a lease agreement with Walt Disney Parks and Resorts U.S., Inc. with respect to the opening of an STK restaurant in Orlando, Florida. The Company expects that such restaurant will open in 2015.

On February 15, 2014 the Company closed its Tenjune operation in New York City and is currently exploring alternative uses for the space.